FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments And Financial Risk Management
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the statements of financial position. These financial assets are measured at fair value through profit and loss.

March 31, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$114,286	$135,330	$-	$249,616
Notes receivable	-	-	135,330	135,330
Total	$114,286	$135,330	$135,330	$384,946

December 31, 2022	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$135,440	$-	$192,583
Notes receivable	-	-	169,300	169,300
Derivative liability	-	-	57,314	57,314
Total	$57,143	$135,440	$226,614	$419,197